Share based compensation - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	4.00%	4.00%
Weighted average exercise price (in USD per share) | $	$ 0.65	$ 0.67
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)	26.81%	29.73%
Risk-free interest rate (%)	1.00%	0.36%
Expected life of share options range (years)	0.50	1
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)	35.81%	38.73%
Risk-free interest rate (%)	2.01%	1.05%
Expected life of share options range (years)	7.36	3.5